[HELLER EHRMAN WHITE & McAuliffe LLP LETTERHEAD]


CONFIDENTIAL FOR USE OF THE COMMISSION ONLY
VIA EDGAR AND FEDEX

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W. - Mailstop 3-9
Washington, D.C. 20549
Attn: Mr. Gregory S. Belliston
mat

RE: ADEZA BIOMEDICAL CORPORATION
    REGISTRATION STATEMENT ON FORM S-1, FILED SEPTEMBER 22, 2004
    FILE NO. 333-118012

Dear Mr. Belliston:

     On behalf of Adeza Biomedical Corporation ("Adeza"), this letter responds to the comments of the Staff of the Securities and Exchange Commission (the "Staff") set forth in the letter dated September 2, 2004 in connection with the filing of the above-referenced registration statement (the "Registration Statement"). Adeza is concurrently filing Amendment No. 1 to the Registration Statement (the "Amendment").

     For your convenience, we are sending a copy of this letter, the Amendment and supplemental materials in the traditional, non-EDGAR format, including a version of the Amendment that is marked to show changes from the originally filed Registration Statement, and will forward a courtesy package of these documents to our examiners: Gregory Belliston, Suzanne Hayes and Jeffrey Riedler.

     In accordance with 17 C.F.R. ss. 200.83(c), we have provided a letter to the Staff and the Office of Freedom of Information and Privacy Act Operations requesting confidential treatment for certain portions of Adeza's responses set forth in this response letter (the "Specified Information"). Adeza has redacted the Specified Information from the letter filed via EDGAR and has included such information solely in paper copies of the letter submitted to the Staff.

     The responses below correspond to the paragraph numbers of the Staff's letter. The pages referenced below correspond to the page numbers in the hard copy of the Amendment submitted to the Staff.

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 2


GENERAL

1. Adeza advises the Staff that all graphic, visual or photographic information it intends to provide in printed prospectuses were included in the original filing of the Registration Statement and have been included in the Amendment.

2.   Adeza notes the Staff's comment.

3.   Adeza notes the Staff's comment.

4.   Adeza notes the Staff's comment.

TABLE OF CONTENTS PAGE

5. Adeza has relocated the first paragraph on the Table of Contents page to page 88 under "Where you can find more information."

PROSPECTUS SUMMARY, PAGE 1

6. Adeza has revised the Prospectus summary section as requested by adding a description of material risks associated with its business to the Prospectus summary section. See page 3.

7. Adeza has revised the Prospectus Summary section as requested by deleting duplicative information in the Prospectus Summary under "Our primary market." Adeza notes that it believes the information under "Our business" in the Prospectus summary section provides a brief overview of the most significant aspects of our business and is very important for potential investors' understanding of Adeza's business. See pages 1 and 2.

8. Adeza is supplementally providing in the attached Exhibit A independent, third party support for the statements identified in the Staff's comment, except as described below in the responses to this Comment No. 8 with respect to the statement that Adeza's products are innovative. Exhibit A identifies the relevant statement, identifies the location of the statement and cites the source supporting such statement. Also included in Exhibit A are copies of all sources relied upon. In addition, Adeza has cited these sources in the prospectus. Adeza notes that it believes the characterization of its products as "innovative" is appropriate because its products incorporate technologies that provide new and distinctive methods of predicting preterm birth and assessing infertility.

9. Adeza is supplementally providing in the attached Exhibit B the studies examining the Fetal Fibronectin Test identified in the Staff's comment. Exhibit B identifies the relevant study, identifies the location of the statement and cites the source supporting such statement. Also included in Exhibit B are copies of all sources relied upon. In addition, Adeza has cited the studies in the prospectus.

10.  Adeza has revised the Registration Statement as requested. See page 1.

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 3



11. Adeza has revised the Registration Statement to indicate that the average hospital charge for preterm/low birth weight infant's hospital stay was $75,000, and has cited the source of that information. Adeza has replaced the language "costs. . . for complicated births" with "costs of newborn intensive care" to more carefully track the exact language of the cited publication. Adeza believes that the range of costs for infant care in newborn intensive care units is relevant to potential investors' understanding of Adeza's business because (i) preterm births account for 85% of pregnancy-related complications and deaths and, accordingly, infants born preterm comprise a substantial portion of patients in newborn intensive care units, and (ii) Adeza is not aware that pregnancy-related complications and deaths unrelated to preterm births have a disproportionate effect on the range of costs associated with newborn intensive care. To Adeza's knowledge, there is no published data with regard to the price range for complicated births caused by preterm labor.

12. Adeza is not aware of any direct third party estimates of its market. As stated in the Registration Statement, Adeza believes the market size is defined by the number of pregnant women who are candidates for the Fetal Fibronectin Test and the number of tests they may receive during their pregnancy, and the selling price of the Fetal Fibronectin Test. Adeza has separately derived market size information for women with signs and symptoms of preterm labor and women designated as "high risk," on the one hand, and for women designated as "low risk," on the other. Adeza has separated the market in this way because it currently markets the test for the first two categories of women, and plans to expand its marketing to the third category.

     [*]

RISK FACTORS

Because our revenues and financial results depend significantly on a limited products line...page 7


13. Adeza has revised the risk factor to delete the reference to restrictions on Adeza's marketing activities. See page 7. Adeza notes that it does not have any reason to believe that its marketing activities are likely to be restricted.

Our quarterly revenues and operating results are subject to significant fluctuations...page 8


14. Adeza has revised the Registration Statement to refer to other risk factors in the Registration Statement that discuss the risks set forth in the bullet points reference in the risk factor. See page 8.


-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 4

15. Adeza has deleted the reference in the risk factor to its reliance on international sales and growth.

If third-party payors do not adequately reimburse our customers...page 9

16.  Adeza has revised the Registration Statement as requested. See page 9.

If we fail to properly manage our anticipated growth...page 9

17. Adeza notes that it has not experienced any material difficulties in attracting, training or retaining qualified personnel.

We will need to devote considerable resources to comply...page 10

18.  Adeza has revised the Registration Statement as requested. See page 10.

If we are unable to maintain our existing regulatory approvals...page 11

19. Adeza is supplementally providing in the attached Exhibit C an excerpt from the 2004 annual report of the FDA's Office of Device Evaluation and Office of In Vitro Diagnostic Device Evaluation and Safety in support of Adeza's statement that the overall 510(k) clearance process takes three to twelve months. Adeza notes that the publication includes a series of bar graphs demonstrating that the average FDA review time for 510(k) clearance is 76 days and 90% of 510(k)s receive final action within approximately 180 days. However, the range extends beyond 180 days to an upper limit not specified in the publication. Based on its experience, Adeza believes that 12 months is a reasonable estimate of an upper limit on the 510(k) clearance process.

20. Adeza has revised the Registration Statement to indicate that the clinical data audit of Adeza's study sites at which the clinical study in support of the induction of labor indication for its Fetal Fibronectin Test is being conducted in response to the number of protocol deviations that occurred in the implementation of the study.

If we or any of our third-party manufacturers do not operate...page 12

21. Adeza notes that it has not had, and it is not aware that any of its third party manufacturers have had, any material difficulties in complying with cGMP.

22. Adeza notes that it has not finalized the negotiations related to the extension of its lease.

We rely on a limited number of suppliers...page 14

23. Adeza notes that while it does procure certain materials used in the manufacture of its products from single suppliers, it does not consider any of those suppliers to be sole source suppliers. All of the materials which Adeza purchases from these suppliers are available from other suppliers as well. Adeza believes that in the event of an interruption of supply of any of these materials, it could validate an alternative supplier's material without materially interrupting availability of its products.

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 5


Adeza carries substantial inventory in reserve to minimize the potential risk from any interruption of supply of materials.

     Adeza notes that its fulfillment vendor is [*]. Adeza does not believe that [*] is a material vendor because the services provided by LabOne can be taken over by Adeza or outsourced to an alternative vendor without materially interrupting Adeza's business. Accordingly, Adeza does not believe that its business is substantially dependent on its agreement with [*].

We depend on distributors to market and sell our products in overseas markets...page 14

24.  Adeza notes that it is not substantially dependent on any distributor.

If product liability suits or other claims...page 15

25. Adeza has revised the Registration Statement as requested. See page 15 and 16.

We depend on the services of key personnel to implement our strategy...page 16

26. Adeza notes that it is not aware that any of the individuals named in the risk factor has plans to retire or leave the company for any reason in the near future.

Most of our operations are currently conducted at a single location...page 16

27. Adeza has revised the Registration Statement as requested. See page 16. Adeza believes its insurance coverage is adequate to reimburse its losses for covered events, and it estimates that the replacement value of property that may be lost or destroyed in uninsured disasters could be up to approximately $3 million.

Potential business combinations could require significant...page 17

28.  Adeza has revised the Registration Statement as requested. See page 17.

If we fail to obtain necessary funds for our operations...page 17

29. Adeza has revised the Registration Statement as requested. See page 18 and 22.

Our rights to use technologies and patents licensed to us by third parties...page 19

30.  Adeza has revised the Registration Statement as requested. See page 18.

If we are involved in intellectual property claims and litigation...page 20

31. Adeza notes that it is not aware that any of its patents are being infringed, and that it has not been notified of a third party's belief that it is infringing on patents of third parties.

We may be subject to damages resulting from claims that we or our employees...page 20

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 6


32. Adeza notes that it is not been notified of a third party's belief that its employees have disclosed trade secrets or other proprietary information of their former employers.

The future sale of our common stock could dilute...page 21

33.  Adeza has revised the Registration Statement as requested. See page 21.

SPECIAL NOTE REGARDING FORWARD-LOOKING STATEMENTS, PAGE 25

34.  Adeza has revised the Registration Statement as requested. See page 24.

USE OF PROCEEDS, PAGE 26

35. Adeza has revised the Registration Statement to specify the allocation of proceeds from the offering it currently estimates that it will devote to research and development activities for additional indications for its Fetal Fibronectin Test and for oncology-related products and other research and development activities. See page 25. Adeza notes that given the uncertain nature of research and development, including discovery, evaluation of new information, the results of feasibility work and clinical trials, it is not possible at this time to assess how much funding will ultimately be used in the research and development process for each project under development or to estimate which stage of development the proceeds from the offering will take Adeza as to each project.

36. Adeza notes that it currently expects that it will enter into an extension of the lease of its existing facility. Adeza does not currently expect that the relocation of its Sunnyvale facility or the lease of additional property, if and when such relocation or lease occurs, would be a material use of the proceeds of the offering or that such relocation or lease would entail the acquisition of assets such that information would be required to be disclosed under Instruction 5 to Item 504 of Regulation S-K.

37.  Adeza has revised the Registration Statement as requested. See page 25.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Results of Operations

SIX MONTHS ENDED JUNE 30, 2004 AS COMPARED TO SIX MONTHS ENDED JUNE 30, 2003, PAGE 35

38.  Adeza has revised the Registration Statement as requested. See page 35.

Product sales, pages 36 and 38

39. Adeza has revised the Registration Statement as requested. See pages 35 and 37.

YEAR ENDED DECEMBER 31, 2002 AS COMPARED TO YEAR ENDED DECEMBER 31, 2001

General and administrative expenses, page 38

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 7

40.  Adeza has revised the Registration Statement as requested. See page 37.

Contractual Obligations, page 40

41.  Adeza has revised the Registration Statement as requested. See page 39.

42.  Adeza has revised the Registration Statement as requested. See page 39.

Business

43.  Adeza has revised the Registration Statement as requested. See page 16.

Overview, page 42

44.  Adeza has revised the Registration Statement as requested. See page 45.

Products, page 47

45.  Adeza has revised the Registration Statement as requested.

Products under development, page 48

46.  Adeza has revised the Registration Statement as requested. See page 48.

47. The SalEst test has not been commercially available since 2001 because Biex, Inc., the original company that developed the test, encountered financial difficulties that required it to halt all testing on the product. Adeza's assets were then sold to a financial buyer in 2001 that failed to resume the commercial testing process. The assets were then sold to Adeza in 2003.

48. Adeza believes that the results of the two clinical studies relating to Adeza's oncofetal fibronectin test for the detection of bladder cancer are promising. However, both studies are preliminary feasibility studies and included a small number of patients. Therefore, Adeza does not believe that supplementing the disclosure in the Registration Statement with additional details regarding the results of the studies and statistical analyses are warranted.

     Adeza notes that while the first study was performed using Adeza's assay designed for the pregnancy application, Adeza did not sponsor or participate in the study. A published paper from that study, however, indicates that there were 40 patients with confirmed bladder cancer and 20 control subjects in the study and demonstrated that 38 of the 40 bladder cancer patients showed tested positive and all 20 of the control subjects tested negative.

     The second feasibility study, sponsored and conducted by Adeza, was performed on 85 patients, of whom 45 were confirmed bladder cancer patients and 40 were control subjects. The initial study results indicate that Adeza's fetal fibronectin test detected oncofetal fibronectin in a majority of bladder cancer patients and in a limited number of the control subjects. The results from this study have not

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 8


been published. Adeza has used knowledge gained from those two studies to initiate an additional feasibility study.

Expand international sales, page 50

49. Adeza has revised the Registration Statement as requested. See page 49 and 50.

Premarket approval pathway, page 53

50.  Adeza has revised the Registration Statement as requested. See page 53.

INTELLECTUAL PROPERTY, PAGE 54

51. Adeza has revised the Registration Statement as requested. See page 54 and 55.

LICENSE AGREEMENTS, PAGE 55

52. Adeza has revised the Registration Statement as requested. See page 55 and 56.

PRINCIPAL STOCKHOLDERS, PAGE 72

53.  Adeza has revised the Registration Statement as requested. See page 71.

     Adeza notes that it was unable to provide "natural persons" who are the beneficial owners of Aeneas Venture Corporation and its affiliates and Pantheon Global and its affiliates.

     Aeneas Venture Corporation is a wholly-owned subsidiary of the President and Fellows of Harvard University which assists in the investment and management of the Harvard University Endowment Fund. The shares owned by Aeneas Venture Corporation are not beneficially owned by any natural persons.

     Pantheon Global PCC Limited acting in respect and on behalf of Pantheon Secondary Interests Cell is owned by Pantheon International Participation, plc, a U.K. company traded on the London Stock Exchange, Pantheon Global Secondary Fund Limited, a Guernsey company and Pantheon Secondary Fund, L.P. Pantheon International Participation, plc, is a publicly traded company. It is Adeza's opinion that it is not relevant to provide the list of Pantheon International Participation's shareholders and to deem them to beneficially own the shares listed under Pantheon Global. The shareholders of Pantheon Global Secondary Fund Limited consist entirely of pension funds. The general partner of Pantheon Global Secondary Fund, L.P. is Pantheon Ventures, Inc., a California corporation, and its only limited partner is the IBM Retirement Fund.

UNDERWRITING, PAGE 82

54. Adeza supplementally advises the Staff as follows in response to the Staff's comment:

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                          Page 9


     As a courtesy to certain of their customers to whom a preliminary prospectus will be sent, UBS Securities LLC and UBS Financial Services Inc., a selected dealer affiliated with UBS Securities LLC, may distribute preliminary prospectuses electronically to certain of their customers, but will not accept indications of interest, offers to purchase or confirm sales electronically. To the extent distributed electronically, the preliminary prospectus will be in Adobe PDF format. No preliminary prospectus will be sent until a preliminary prospectus meeting the requirements of the Securities Act of 1933 has been prepared and filed with the Commission.

     UBS Securities LLC intends to make the preliminary prospectus available to certain of its customers through DealKey (SM), a section of UBS Securities LLC's website. UBS Securities LLC will accept indications of interest from those certain customers through DealKey (SM) but will not accept offers to purchase or confirm sales through any of its websites in connection with the offering. The DealKey (SM) section is separate from UBS Securities LLC's publicly available website as access to DealKey (SM) is password-protected. UBS Securities LLC customers may obtain password access to DealKey (SM) upon request. UBS Securities LLC currently limits access to DealKey (SM) in the United States to institutional customers that are "qualified institutional buyers" under Rule 144A. DealKey (SM) contains a listing of equity and equity-linked offerings, with each offering hyperlinked to an offering summary page. The offering summary page will contain only Rule 134 information pertaining to the offering and a hyperlink to the preliminary prospectus. The preliminary prospectus will be in Adobe PDF format, and a link will be available on the page to download the required viewer.

     UBS Securities LLC has informed Adeza that, in addition to distributing prospectuses electronically through DealKey (SM), it may send prospectuses via email as a courtesy to certain of its customers to whom it is concurrently sending a prospectus in hard copy.


[*]

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 10


     Thomas Weisel Partners LLC has informed Adeza that it may make prospectuses available to certain clients via email upon specific request but does not rely on electronic distribution of prospectuses to meet its prospectus delivery obligations.

55. Adeza notes that it does not intend to use any forms of prospectus other than printed prospectuses and electronically distributed prospectuses that are printable in Adobe PDF format.

56. Adeza supplementally advises the Staff as follows in response to the Staff's comment:

[*]

     In addition, as discussed in response to comment 54 above, UBS Securities LLC intends to make the preliminary prospectus available to certain of its customers through DealKey (SM), a section of UBS Securities LLC's website. The DealKey (SM) section is separate from UBS Securities LLC's publicly available website as access to DealKey (SM) is password-protected. UBS Securities LLC customers may obtain password access to DealKey (SM) upon request, as described in more detail in Adeza's response to comment 54 above.

DIRECTED SHARE PROGRAM, PAGE 84

57. UBS Financial Services Inc., a selected dealer affiliated with UBS Securities LLC, will administer the directed share program. The directed share program materials that Adeza intends to deliver to potential purchasers will include:

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 11


          a.   a cover letter to potential purchasers from Adeza;

          b. a set of frequently asked questions and answers regarding the directed share program;

          c. an Indication of Interest Form to be completed by potential purchasers;

          d.   an NASD Certification Form;

          e. an Account Application (including a new account instruction form, a Form W-9 and a client agreement) to be completed by the potential purchaser in order to allow UBS Financial Services Inc. to open an account for the potential purchaser (a potential purchaser must have a UBS Financial Services Inc. account in order to participate in the directed share program); and

          f.   a copy of the preliminary prospectus.

     A form of each of these documents, other than the preliminary prospectus, is provided as Exhibit D to this letter.

     Adeza and UBS Financial Services Inc. intend to adhere to the following procedures for the directed share program:

     1. Adeza will provide to UBS Financial Services Inc. a database with each potential participant's name, address and phone number.

     2. A new account mailer containing the directed share program materials will be sent to each potential participant via Federal Express with a Federal Express return envelope. Please note that no directed share program materials have been sent as of the time of this response, and no directed share program materials will be sent until after a preliminary prospectus meeting the requirements of Section 10 of the Securities Act of 1933 has been prepared and filed with the Commission.

     3. Participants will return packages, as applicable, to express their interest.

     4. Any potential participants that cannot sign the NASD Certification will not be allowed to participate in the directed share program.

     5. Upon receipt of a package, a UBS Financial Services Inc. salesperson will call the potential participant to:

          a.   confirm receipt of the package;

          b. confirm the potential participant's indication verbally and advise the potential participant of the expected pricing date and price range;

          c. reiterate that if UBS Financial Services Inc. is unable to confirm the potential participant's indication of interest on the night of pricing (after the registration

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 12



               statement is effective and before trading the morning after pricing), the potential participant will not be allocated any shares;

          d. review payment options and the time by which payment must be received by UBS Financial Services Inc. (UBS Financial Services Inc. does not accept funds prior to pricing and effectiveness); and

          e.   advise the potential participant of any lock-up restrictions.

     6. The salesperson will update the database of potential participants to reflect that the indications have been orally confirmed.

     7. On the morning of pricing, the allocation amount and final indication list will be e-mailed to Adeza with instructions to give UBS Financial Services Inc. final allocations after the pricing.

     8. On the night of pricing, after the issue is priced and effective, a UBS Financial Services Inc. salesperson will call each participant to:

          a. confirm his or her final allocation, price and amount due (the directed shares will be purchased at the full initial public offering price);

          b.   ask for his or her acceptance;

          c.   review payment options and timing; and

          d.   discuss any lock-up restrictions.

     If a message is left, the salesperson will leave the following message: "I am calling from UBS Financial Services Inc. regarding the Adeza directed share program. The issue was priced this evening (day, date). We must speak to you no later than 9:30 a.m. Eastern time tomorrow to confirm your participation and pricing. If we do not speak to you by then, you will not be able to participate. Please return this call to __________."

     9. On the morning after pricing, a UBS Financial Services Inc. salesperson will call those participants who were not reached the night before. By 9:00 a.m. Eastern time, Adeza is contacted and informed of the participants who have not been contacted.

     10. When the issue starts trading, UBS Financial Services Inc. will review the list for completeness. If there are any participants who have not been reached, UBS Financial Services Inc. will inform Adeza and the shares are given back to UBS Securities LLC.

FINANCIAL STATEMENTS FOR THE THREE YEARS ENDED DECEMBER 31, 2003 AND SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

Notes to Financial Statements

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 13



Organization and summary of significant accounting policies

Unaudited pro forma convertible preferred stock and stockholders' equity

58. Adeza has revised the Registration Statement as requested. See pages F-4, F-7, F-8 and F-14.

Research and development, page F-9

59.  Adeza has revised the Registration Statement as requested. See page F-9.

Stock-Based Compensation, pages 61 and F-20

60. Adeza advises the Staff that while it is not reflected in the Registration Statement as filed, Adeza currently anticipates a price range of [*] per share for Adeza's common stock.

     Adeza is providing the following information for the Staff's consideration in connection with Adeza's pricing of all stock option grants from January 1, 2003 through September 2004. There have been no issuances of common stock, preferred stock, warrants or other equity instruments since September 2001 other than issuances of stock under warrants and options granted prior to 2003.

     Within this response is a table with a summary of all stock option grants including the grant date, number of shares issuable, exercise price per share, estimated fair value per share as set forth in this response and any deferred compensation that Adeza recorded related to the grant. All of the options listed in the table were granted at the then current fair value of Adeza's common stock as determined by its Board of Directors at the time of each grant.

     The Board of Directors is composed of non-officer directors, with the exception of Adeza's Chief Executive Officer. All of the Board members have extensive experience in the health care area. Adeza believes that the composition of the Board of Directors results in an unbiased view of the value of Adeza's stock and, together with the Board's cumulative knowledge and experience with other similar companies, produced a fair estimation of the value of Adeza's common stock. In the absence of a public trading market, the Board of Directors considered numerous objective and subjective factors to determine the stock value at each option grant date, including the factors below:

     a)   option grants involved illiquid securities in a non-public company;

     b) the shares of common stock acquired upon exercise of the grants are generally subject to vesting ratably per month over four years;

     c)   Adeza's stage of development and business strategy;

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 14


     d) Adeza's performance, including status of clinical trials, product development, sales performance and the achievement of positive operating cashflows and profitable operations;

     e) The likelihood of achieving a liquidity event for the shares of common stock underlying these options, such as an initial public offering or sale of Adeza, given prevailing market conditions and the substantial liquidation preferences and participation rights of the holders of Preferred Stock.

     The Board of Directors also took into consideration other provisions of Adeza's Series 1 through 5 Preferred Stock in determining the fair value of the common stock at the time of the option grants including the voting power of holders of Preferred Stock relative to the option holders, the liquidation preferences and the participation rights.

     In connection with the preparations necessary for the filing of its Form S-1 Registration Statement, Adeza analyzed its stock option grants for the 11-month period from November 2003 to September 2004. Adeza believed November 2003 was the appropriate starting point for this analysis as it was anticipated that this would cover at least a full year prior to the effectiveness of the Registration Statement. Additionally, this period included significant developments at Adeza indicative of Adeza's increasing value primarily as Adeza was solely responsible for the sales and marketing of Adeza's primary product line following the conclusion of Adeza's co-promotion agreement with a major distributor and demonstrated that it could successfully continue to build revenue.

     With the benefit of hindsight and the knowledge of how numerous uncertainties existing at the time of the option grants were resolved, Adeza reassessed the fair value of Adeza's common stock at the date of each grant since November 2003 and reconsidered whether certain of the stock options granted to employees contained a compensatory element that should be recorded within Adeza's financial statements. As a result, Adeza concluded that compensation expense should be recorded for options granted to employees from November 2003 through September 2004 as the exercise price was below the revised estimated fair value of the common stock on the date of each grant. Based on this review, Adeza believes that it has recorded or disclosed appropriate amounts of deferred stock compensation for the option grants to employees under Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES, and Interpretation No. 44, ACCOUNTING FOR CERTAIN TRANSACTIONS INVOLVING STOCK COMPENSATION - AN INTERPRETATION OF APB OPINION NO. 25 as included in the table below.

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 15



OPTION GRANTS TO EMPLOYEES

                                                                     Est. Fair
                    Number of                      Revised Est.    Value as a %         Deferred
                     Shares      Exercise Price   Fair Value per    of Midpoint      Compensation on
Grant Date          Issuable        per Share          Share         of Range        Employee Grants
----------          ---------     -------------   --------------   ------------      ---------------
       [*]             [*]              [*]              [*]            [*]                      -
       [*]             [*]              [*]              [*]            [*]                      -
       [*]             [*]              [*]              [*]            [*]                    [*]
       [*]             [*]              [*]              [*]            [*]                    [*]
       [*]             [*]              [*]              [*]            [*]                    [*]
       [*]             [*]              [*]              [*]            [*]                    [*]
       [*]             [*]              [*]              [*]            [*]                    [*]
                                                              Total:                           [*]


     As disclosed in the Financial Statements included in the Registration Statement, Adeza amortized $11,000 of the above deferred compensation to expense in the six months ended June 30, 2004 and, at June 30, 2004, had recorded $95,000 of deferred compensation that will be expensed over the next four years. The low compensation expense amount through June 30, 2004 is indicative of the small number of options that had been granted through that time period. It is expected that Adeza will record the additional aggregate deferred compensation amount from the table above of approximately [*] as of September 30, 2004, as a result of the stock options granted in the third quarter of 2004. Adeza amortizes deferred compensation over the applicable vesting period of the options, typically 4 years, on a straight-line basis.


     Options granted to non-employees, individuals providing services to Adeza, are accounted for under Statement of Financial Accounting Standards No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION, as amended by SFAS No. 148, ACCOUNTING FOR STOCK-BASED COMPENSATION-TRANSITION AND DISCLOSURE (collectively, SFAS 123) and Emerging Issues Task Force Consensus No. 96-18, ACCOUNTING FOR EQUITY INSTRUMENTS THAT ARE ISSUED TO OTHER THAN EMPLOYEES FOR ACQUIRING, OR IN CONJUNCTION WITH SELLING, GOODS OR SERVICES (EITF 96-18). The compensation expense recorded related to these grants has been remeasured over the period from November 2003 using the revised estimated fair values discussed above. The table below includes total compensation expense recorded on all option grants to non-employees since January 1, 2003 through June 30, 2004. The

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 16


grants will continue to be periodically remeasured with the resulting charge recorded to expense over the period the related services are rendered.

OPTION GRANTS TO NON-EMPLOYEES

                                                                     Est. Fair
                    Number of                      Revised Est.    Value as a %         Deferred
                     Shares      Exercise Price   Fair Value per    of Midpoint      Compensation on
Grant Date          Issuable        per Share          Share         of Range        Employee Grants
----------          ---------     -------------   --------------   ------------      ---------------
       [*]              [*]               [*]              [*]              [*]                  [*]
       [*]              [*]               [*]              [*]              [*]                  [*]
       [*]              [*]               [*]              [*]              [*]                  [*]
       [*]              [*]               [*]              [*]              [*]                  [*]
       [*]              [*]               [*]              [*]              [*]                  [*]
                                                                                Total:           [*]


     There were no concurrent transactions with any employees or non-employees that received the grants detailed above. All of the stock options granted were included in the computation of diluted earnings per share for the year ended December 31, 2003 and the six months ended June 30, 2003 and 2004 using the treasury stock method as described in Statement of Financial Accounting Standards No. 128, EARNINGS PER SHARE.

     Adeza believes that the revised estimated fair value of the common stock, as set forth above, is fair and reasonable in view of Company-specific business and general market conditions at the time. In reaching its conclusions, a number of internal and external factors affected Adeza's determinations.

     SUMMARY OF BUSINESS AND BUSINESS FACTORS

     Adeza is a biomedical company focused on women's health. Adeza designs, develops, manufactures and markets innovative products in that area. Adeza's initial focus is on reproductive healthcare, using Adeza's proprietary technologies to predict preterm birth and assess infertility. Adeza's principal product is a patented diagnostic test, the Fetal Fibronectin Test, that utilizes a single-use, disposable cassette and is analyzed on Adeza's patented instrument, the TLiIQ System. This product is approved by the FDA for broad use in assessing the risk of preterm birth. From inception in 1985 to 1999, Adeza was primarily seeking to conduct its clinical trials and to obtain FDA approval for a product in women's health. The initial product was launched in 1999 to fulfill

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 17


the need for a diagnostic test that could rapidly assess a pregnant women's risk of preterm birth. Following introduction in 1999, Adeza focused its efforts on increasing the sales related to its core product, and engaged a major distributor in that same year. While sales increased from 1999 to 2002, Adeza had to continue to increase its sales force to achieve that goal. As a result, the distribution agreement was concluded in June 2002, at which time Adeza had to more than double its sales force, increase its marketing expenditures substantially and increase investment in Company infrastructure, in addition to continuing to work on new product development and approvals for new indications. At the same time, Adeza needed to fund repayments for a large working capital loan, with the bulk of the loan to be paid down in the quarter ended June 30, 2003.

     [*]

     REASSESSMENT METHODOLOGY

     [*]

     CONCLUSION

     Adeza has faced significant risks since inception. In connection with the filing of its Registration Statement, Adeza has reviewed the grants from November 2003 to September 2004, with the benefit of the knowledge as to how numerous uncertainties were resolved. Based on this review, Adeza has reassessed the fair value of its common stock and concluded that deferred compensation expense should be recorded for options granted in this time period, as described in this response. Adeza believes that the estimated fair values used as the basis for determining stock compensation in connection with its stock option grants are reasonable and appropriate for the reasons set forth above.

ITEM 15. RECENT SALES OF UNREGISTERED SECURITIES, PAGE II-2

61.  Adeza has revised the Registration Statement as requested. See page II-2.

ITEM 16. EXHIBITS AND FINANCIAL STATEMENT SCHEDULES, PAGE II-3

62.  Adeza notes the Staff's comment.

63. Adeza notes that it has filed its agreement with Matria Healthcare as an exhibit to the Registration Statement because the agreement obligates Adeza to pay Matria a payment equal to a small percentage of net sales of Adeza's Fetal Fibronectin Test, subject to an aggregate cap of $12 million. Adeza elected to file the agreement because it considers the $12 million aggregate cap to be

-------------
*FOIA CONFIDENTIAL TREATMENT REQUEST* CONFIDENTIAL TREATMENT REQUESTED BY ADEZA BIOMEDICAL CORPORATION IN CONNECTION WITH AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-118012)

HELLER EHRMAN ATTORNEYS                                     GREGORY S. BELLISTON
                                                              September 22, 2004
                                                                         Page 18


a material amount. However, Adeza notes that the amount paid to Matria under the agreement has never exceeded $15,000 in any fiscal quarter and does not expect the amount paid to Matria under the agreement in any period to be a material amount in the foreseeable future. Adeza therefore believes that a discussion of the terms of the agreement in the body of the filing is not warranted.

64. Adeza has revised the Registration Statement as requested. See page II-3 and Exhibit Index.

                                      * * *

     In addition, Adeza hereby requests, pursuant to 17 C.F.R. ss. 200.83, that certain provisions of this letter, as indicated by [*], be maintained in confidence, not be made part of any public record and not be disclosed to any person as it contains confidential information. In accordance with 17 C.F.R. ss. 200.83(d)(1), if any person (including any governmental employee who is not an employee of the Commission) should request access to or an opportunity to inspect this letter, we request that we be immediately notified of any such request, be furnished with a copy of all written materials pertaining to such request (including, but not limited to, the request itself) and be given at least ten business days advance notice of any intended release so that Adeza may, if deemed necessary or appropriate, pursue any remedies available to it. In such event, we request that you telephone Matthew Gosling of Heller Ehrman White & McAuliffe LLP ("HEWM") at (650) 324-7159 or Sarah O'Dowd of HEWM at (650) 324-7045 rather than rely upon the United States Mail for such notice. The address for Mr. Gosling and Ms. O'Dowd is Heller Ehrman White & McAuliffe, 275 Middlefield Road, Menlo Park, CA 94025.

     Please contact me at (650) 324-7159, or Sarah O'Dowd at (650) 324-7045, if you have any questions regarding the Amendment or the responses to the Staff's comment letter.

                                   Sincerely,

                                   /s/ Matthew M. Gosling
                                   ----------------------
                                   Matthew M. Gosling